Income Taxes (Net Deferred Tax Assets Included In The Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Deferred income taxes (current assets)	¥ 223,021	¥ 244,881
Deferred income taxes (investments and other assets)	789,293	886,953
Other current liabilities	(3)	(222)
Deferred income taxes (long-term liabilities)	(169,591)	(183,810)
Net deferred tax assets	¥ 842,720	¥ 947,802